Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments
Cash and cash equivalents	$ 619	$ 900	$ 985
Short-term investments	$ 100	$ 0
Institutional and Other | Minimum
Financial Instruments
Fair value assumption, interest rate	4.74%	0.00%
Institutional and Other | Maximum
Financial Instruments
Fair value assumption, interest rate	7.13%	6.93%
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	$ 619	$ 900
Short-term investments	100	0
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	1,783	1,741
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	522	532
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	194	207
Book Value
Financial Instruments
Cash and cash equivalents	619	900
Short-term investments	100	0
Book Value | Retail
Financial Instruments
Long-term debt	1,753	1,753
Book Value | Institutional
Financial Instruments
Long-term debt	534	533
Book Value | Other
Financial Instruments
Long-term debt	$ 194	$ 208